American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
February 29, 2024

Global Small Cap - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.4%
Australia — 1.8%
Bellevue Gold Ltd.(1)	490,873	484,994
CAR Group Ltd.	43,431	1,040,503
		1,525,497
Belgium — 0.5%
D'ieteren Group	2,247	434,164
Brazil — 1.0%
Direcional Engenharia SA	94,200	448,725
TOTVS SA	65,100	405,835
		854,560
Canada — 8.8%
ATS Corp.(1)(2)	9,990	376,623
Boardwalk Real Estate Investment Trust	17,489	979,765
Brookfield Infrastructure Corp., Class A	19,039	631,524
Capstone Copper Corp.(1)	183,044	960,302
Celestica, Inc.(1)	16,878	717,821
Docebo, Inc.(1)	8,076	440,828
Element Fleet Management Corp.	49,682	829,162
FirstService Corp.	5,608	922,883
goeasy Ltd.	5,572	683,552
Stantec, Inc.	12,664	1,057,425
		7,599,885
China — 0.7%
Tongcheng Travel Holdings Ltd.(1)	236,800	595,304
France — 2.1%
Gaztransport Et Technigaz SA	4,106	634,760
SPIE SA	23,969	798,384
Technip Energies NV	18,347	398,996
		1,832,140
Germany — 3.2%
AIXTRON SE(2)	5,734	159,530
CTS Eventim AG & Co. KGaA	8,783	691,670
HUGO BOSS AG	10,963	746,478
KION Group AG	11,931	602,826
Redcare Pharmacy NV(1)	3,924	593,545
		2,794,049
Greece — 0.5%
Jumbo SA	14,155	413,824
Hong Kong — 1.1%
Samsonite International SA(1)	263,700	919,792
India — 2.8%
Kalyan Jewellers India Ltd.	119,680	573,599
KEI Industries Ltd.(1)	16,420	634,580
Lemon Tree Hotels Ltd.(1)	101,047	169,808
Max Financial Services Ltd.(1)	50,109	584,735
Max Healthcare Institute Ltd.	49,399	472,782
		2,435,504
Israel — 2.6%
CyberArk Software Ltd.(1)	4,928	1,299,809
Nova Ltd.(1)	5,441	943,742
		2,243,551

Italy — 1.5%
BPER Banca	230,179	924,132
Interpump Group SpA	8,638	410,422
		1,334,554
Japan — 8.0%
Asics Corp.	23,600	1,004,372
Invincible Investment Corp.	1,678	688,980
Mebuki Financial Group, Inc.	265,600	830,332
Money Forward, Inc.(1)	22,000	977,324
Nippon Gas Co. Ltd.	30,900	483,229
Park24 Co. Ltd.(1)	45,700	542,867
Ryohin Keikaku Co. Ltd.(2)	49,500	782,160
Santen Pharmaceutical Co. Ltd.	64,400	638,256
TechnoPro Holdings, Inc.	24,500	490,666
Yamazaki Baking Co. Ltd.	18,500	433,905
		6,872,091
Mexico — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	176,316	619,021
Netherlands — 0.7%
Aalberts NV	3,868	173,986
Fugro NV(1)	17,537	387,575
		561,561
South Korea — 1.3%
Hankook Tire & Technology Co. Ltd.	12,511	509,702
JYP Entertainment Corp.(1)	3,908	216,599
KIWOOM Securities Co. Ltd.(1)	4,373	413,360
		1,139,661
Spain — 0.9%
Sacyr SA	228,411	750,655
Sweden — 1.7%
Fortnox AB	70,929	494,922
Thule Group AB	18,248	496,510
Trelleborg AB, B Shares	12,798	465,191
		1,456,623
Taiwan — 2.6%
Airtac International Group	16,000	613,012
Gold Circuit Electronics Ltd.	86,000	700,206
Poya International Co. Ltd.	24,300	377,849
Wiwynn Corp.	8,000	590,623
		2,281,690
United Kingdom — 3.9%
ConvaTec Group PLC	68,386	212,840
Howden Joinery Group PLC	59,336	621,429
Intermediate Capital Group PLC	54,061	1,318,164
Rotork PLC	123,829	483,813
Tritax Big Box REIT PLC	396,210	734,870
		3,371,116
United States — 52.0%
ADMA Biologics, Inc.(1)	135,923	728,547
Alphatec Holdings, Inc.(1)	42,868	575,717
ATI, Inc.(1)	18,008	885,633
AZEK Co., Inc.(1)	26,031	1,252,351
Bancorp, Inc.(1)	19,699	879,363
BellRing Brands, Inc.(1)	9,382	534,305
Clean Harbors, Inc.(1)	3,472	632,251

Cohen & Steers, Inc.	5,866	431,444
Commerce Bancshares, Inc.	8,230	428,289
Commercial Metals Co.	4,151	224,154
Construction Partners, Inc., Class A(1)	9,484	455,991
Credo Technology Group Holding Ltd.(1)	25,197	542,743
Donnelley Financial Solutions, Inc.(1)	12,475	805,386
DoubleVerify Holdings, Inc.(1)	25,232	779,417
Duolingo, Inc.(1)	2,211	528,429
Element Solutions, Inc.	18,547	435,855
elf Beauty, Inc.(1)	3,151	657,078
European Wax Center, Inc., Class A(1)	16,211	229,872
Eventbrite, Inc., Class A(1)	41,761	233,862
Evercore, Inc., Class A	6,078	1,137,072
Evolent Health, Inc., Class A(1)	13,055	442,695
Expro Group Holdings NV(1)	23,782	425,460
Five9, Inc.(1)	7,076	431,636
FormFactor, Inc.(1)	10,165	437,400
Freshpet, Inc.(1)	6,339	716,497
FTI Consulting, Inc.(1)	2,219	459,067
Guidewire Software, Inc.(1)	7,411	884,429
GXO Logistics, Inc.(1)	9,782	506,316
Hamilton Lane, Inc., Class A	7,101	815,550
Hayward Holdings, Inc.(1)	40,264	595,505
Huron Consulting Group, Inc.(1)	8,240	808,591
Inter Parfums, Inc.	3,289	482,562
J & J Snack Foods Corp.	593	86,032
Kinsale Capital Group, Inc.	1,372	708,199
Knight-Swift Transportation Holdings, Inc.	12,919	727,857
Kosmos Energy Ltd.(1)	94,828	582,244
Louisiana-Pacific Corp.	9,131	675,420
MACOM Technology Solutions Holdings, Inc.(1)	5,410	477,865
Manhattan Associates, Inc.(1)	2,730	691,591
Meritage Homes Corp.	2,847	448,858
MGP Ingredients, Inc.	1,142	97,276
Mister Car Wash, Inc.(1)(2)	55,805	462,624
Modine Manufacturing Co.(1)	10,721	961,781
Natera, Inc.(1)	11,884	1,027,847
NeoGenomics, Inc.(1)	12,846	200,398
Newmark Group, Inc., Class A	74,408	802,862
NEXTracker, Inc., Class A(1)	15,129	850,855
Ollie's Bargain Outlet Holdings, Inc.(1)	10,326	827,835
Onto Innovation, Inc.(1)	5,944	1,094,647
Progyny, Inc.(1)	19,887	726,273
R1 RCM, Inc.(1)	48,911	687,200
RadNet, Inc.(1)	22,702	859,498
RLI Corp.	3,028	443,451
Ryman Hospitality Properties, Inc.	10,452	1,238,353
Safehold, Inc.	9,988	200,959
Savers Value Village, Inc.(1)	33,493	677,898
Shift4 Payments, Inc., Class A(1)	7,779	639,589
Skyline Champion Corp.(1)	5,244	439,395
SPS Commerce, Inc.(1)	3,705	686,018
Summit Materials, Inc., Class A(1)	26,007	1,110,759
Surgery Partners, Inc.(1)	13,959	433,148
Tenable Holdings, Inc.(1)	19,183	923,853

Terreno Realty Corp.	8,867	570,148
Toll Brothers, Inc.	11,730	1,344,727
Transocean Ltd.(1)	66,754	313,076
Triumph Financial, Inc.(1)	7,414	556,050
UFP Technologies, Inc.(1)	2,017	420,161
Wayfair, Inc., Class A(1)(2)	11,066	659,534
Wingstop, Inc.	1,805	633,645
Wintrust Financial Corp.	6,305	607,487
WK Kellogg Co.	38,527	564,035
		44,842,915
TOTAL COMMON STOCKS (Cost $65,903,277)		84,878,157
EXCHANGE-TRADED FUNDS — 1.2%
Schwab International Small-Cap Equity ETF(2)	16,301	559,613
Schwab U.S. Small-Cap ETF(2)	10,700	510,069
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,038,380)		1,069,682
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	82,808	82,808
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,937,987	1,937,987
		2,020,795
Repurchase Agreements — 0.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $7,585), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $7,394)		7,393
TOTAL SHORT-TERM INVESTMENTS (Cost $2,028,188)		2,028,188
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $68,969,845)		87,976,027
OTHER ASSETS AND LIABILITIES — (1.9)%		(1,668,197)
TOTAL NET ASSETS — 100.0%		$86,307,830

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	18.0%
Consumer Discretionary	17.0%
Information Technology	15.9%
Financials	14.2%
Health Care	8.6%
Real Estate	7.8%
Materials	5.5%
Consumer Staples	4.8%
Energy	2.7%
Communication Services	2.5%
Utilities	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,655,275. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,738,511, which includes securities collateral of $800,524.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,525,497	—
Belgium	—	434,164	—
Brazil	—	854,560	—
Canada	$1,725,968	5,873,917	—
China	—	595,304	—
France	—	1,832,140	—
Germany	—	2,794,049	—
Greece	—	413,824	—
Hong Kong	—	919,792	—
India	—	2,435,504	—
Italy	—	1,334,554	—
Japan	—	6,872,091	—
Mexico	—	619,021	—
Netherlands	—	561,561	—
South Korea	—	1,139,661	—
Spain	—	750,655	—
Sweden	—	1,456,623	—
Taiwan	—	2,281,690	—
United Kingdom	—	3,371,116	—
Other Countries	47,086,466	—	—
Exchange-Traded Funds	1,069,682	—	—
Short-Term Investments	2,020,795	7,393	—
	$51,902,911	$36,073,116	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.